NOTES PAYABL (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 07, 2020	Dec. 07, 2020	Jun. 05, 2020	Nov. 15, 2020	Jun. 05, 2020	May 12, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 31, 2021	May 04, 2020	Apr. 07, 2020	Apr. 06, 2020
Interest expense for non-related party notes												$ 17,415	$ 56,546
Interest expenses for related party notes										$ 24,904	$ 42,161	98,313	91,845
Conventional Non-Convertible Notes Payable													21,438
Gain on loan extinguishment	$ 42,000						$ 0	$ 297,711		86,739	269,144	224,166	0
Accrued interest	$ 242	$ 242					134,227			134,227		134,444	674,041
Interest expense							$ 146,028	$ 17,397		$ 171,906	65,631	141,512	457,505
Outstanding warrants							1,002,500			1,002,500
Amortization expenses, beneficial conversion feature												8,656	5,920
Shares issued upon conversion of debt										45,268
Exercise price							$ 3			$ 3						$ 2.00
Fair value of embedded conversion feature												$ 0	64,800
Note payable conversion price per share												$ 0.0143		$ 3	$ 3		$ 1.41	$ 3.326
Holder [Member]
Accrued interest												$ 61,875
Convertible promissory note												$ 25,000
Convertible promissory note, interest rate												30.00%
Related Party Notes Payable Twenty Four [Member]
Accrued interest												$ 40,739
Unamortized discount												0	8,656
Purchase price of shares issued												320,858
Convertible Notes Payable												280,119	280,119
Fair value of warrants granted												38,998	38,998
Interest expense												8,656	37,072
New non-convertible note [Member]
Convertible Notes Payable												$ 47,500
Interest rate												5.00%
Gain on non-related party debt extinguishment												$ 61,875
Non-Convertible Notes Payable Two [Member]
Accrued interest												232,698
Convertible notes payable principal							$ 11,810			$ 11,810		$ 11,810
Interest rate										0.00%
Interest expense										$ 31,614	$ 10,885
Shares issued upon conversion of debt												342,399
Convertible debt, conversion, principal amount												$ 316,613
Purchase price of shares issued												549,311
Reduction in related party convertible notes												316,613
Conventional Non-Convertible Notes Payable												11,810	328,423
Principal balance												316,613
Commercial Bank [Member] | SBA Payroll Protection Loan Program [Member]
Proceeds from loan						$ 41,665
Loan interest rate						1.00%
Gain on non-related party debt extinguishment		42,000										$ 61,875
Debt forgiveness		$ 242
Description of loan interest						The loan requires interest at 1% and 18 monthly payments of principal and interest beginning December 5, 2020
Common Stock Purchase Plans [Member] | Six Non-related Parties [Member]
Common stock shares exchanged												50,135
Common Stock Purchase Plans [Member] | Two Related Parties [Member]
Convertible notes payable principal												$ 280,119
Common stock shares exchanged												601,783
Common Stock Purchase Plans [Member] | Four Related Parties [Member]
Conventional Non-Convertible Notes Payable												$ 316,613
Accrued interest												$ 232,698
Common stock shares exchanged												343,000
Reduction in related party non - convertible notes payable												$ 549,311
Convertible APA Note[Member]
Accrued interest													7,689
Convertible notes payable principal				$ 1,551,514
Interest rate			10.00%
Amortization expenses, beneficial conversion feature												$ 1,407,675
Shares issued upon conversion of debt				3,103,028
Convertible debt, conversion, principal amount			$ 1,485,189		$ 1,485,189
Convertible promissory note			$ 70,000		$ 70,000
Exercise price			$ 0.50		$ 0.50
Minimum [Member]
Interest rate												0.00%
Default interest rate												7.00%
Note payable conversion price per share												$ 0.1430
Minimum [Member] | Related Party Notes Payable Twenty Four [Member]
Interest rate												7.00%
Exercise price												$ 0.1330
Maximum [Member]
Interest rate												10.00%
Default interest rate												10.00%
Note payable conversion price per share												$ 0.1497
Maximum [Member] | Related Party Notes Payable Twenty Four [Member]
Interest rate												10.00%
Exercise price												$ 0.1530
Related Party Convertible Notes Payable [Member]
Gain on loan extinguishment									$ 11,697			$ 61,875
Accrued interest				$ 1,551,514					22,500
Convertible notes payable principal			$ 1,485,189		$ 1,485,189
Convertible Notes Payable			$ 70,000		$ 70,000				25,000			25,000
Convertible non-related party note payable									$ 47,500			$ 25,000
Convertible notes, conversion price			$ 50.50		$ 50.50				$ 2
Interest rate					10.00%				0.05%		10.00%	0.05%
Beneficial conversion feature debt discount					$ 1,407,675					$ 460,215
Interest expense					7,689
Outstanding warrants							500,000			500,000
Fair market value of warrants										$ 551,001	$ 0
Unamortized discount							$ 494,759			494,759		$ 494,759
Amortization expenses, beneficial conversion feature										$ 56,242
Stock issued during the period				3,103,028						502,500
Non-Related Party Notes Payable One [Member]
Gain on loan extinguishment												11,697
Accrued interest												22,500
Convertible Notes Payable												47,500
Convertible non-related party note payable												$ 25,000
Convertible notes, conversion price												$ 2
Interest rate												5.00%
Non-Related Party Notes Payable [Member]
Gain on loan extinguishment												$ 68,000
Accrued interest												82,797
Convertible notes payable principal							1,005,000			$ 1,005,000		83,953
Convertible Notes Payable							$ 56,683			$ 56,683		56,683	143,136
Amortization expenses, beneficial conversion feature												$ 5,920	$ 5,920
Default interest rate							12.00%			12.00%
Common stock shares exchanged												20,313
Purchase price of shares issued							$ 3			$ 3		$ 166,749
Convertible Notes Payable with Detached Free-standing Warrants							1,005,000			1,005,000		0
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Gain on loan extinguishment												14,000
Accrued interest												63,623
Convertible notes payable principal							42,500			42,500		42,500
Convertible Notes Payable							$ 5,000			$ 5,000		$ 3,938
Interest rate										0.10%		10.00%
Outstanding warrants												5,000	5,000
Unamortized discount												$ 0	$ 0
Purchase price of shares issued												$ 67,561
Note payable due date										9/11/2014		9/11/2014
Non-Related Party Notes Payable [Member] | Minimum [Member]
Interest rate										5.00%		5.00%
Note payable due date										2/19/2013
Note payable conversion price per share							$ 1.99			$ 1.99		$ 0.0565
Non-Related Party Notes Payable [Member] | Minimum [Member] | Non-Convertible Notes Payable [Member]
Interest rate										5.00%		5.00%
Note payable due date										12/25/2013		Jan. 31, 2013
Non-Related Party Notes Payable [Member] | Maximum [Member]
Interest rate										12.00%		30.00%
Note payable due date										2/19/2013
Note payable conversion price per share							$ 10.7619			$ 10.7619		$ 10.7619
Non-Related Party Notes Payable [Member] | Maximum [Member] | Non-Convertible Notes Payable [Member]
Interest rate										10.00%		18.00%
Note payable due date										6/06/2022		Jun. 09, 2022
Related Party Notes Payable [Member]
Conventional Non-Convertible Notes Payable							$ 11,810			$ 11,810		$ 11,810	328,423
Accrued interest												52,119	7,689
Convertible notes payable principal							11,810			11,810		91,000
Convertible Notes Payable			$ 70,000		$ 70,000		$ 56,683			56,683		$ 0	161,000
Beneficial conversion feature debt discount										448,999
Interest expense										$ 55,413
Outstanding warrants							1,000,000			1,000,000
Fair market value of warrants										$ 541,707	$ 0
Unamortized discount							$ 486,294			486,294
Amortization expenses, beneficial conversion feature										$ 46,155			64,800
Default interest rate			0.10%		0.10%		12.00%			12.00%		10.00%
Shares issued upon conversion of debt												157,000
Purchase price of shares issued							$ 12			$ 12
Fair value of embedded conversion feature												$ 0	$ 56,000
Reduction in related party convertible notes												$ 143,119